Investment Objectives and Goals - Grayscale AI Compute ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GRAYSCALE AI COMPUTE ETF (Formerly Grayscale Bitcoin Miners ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale AI Compute ETF (formerly Grayscale Bitcoin Miners ETF) (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the Indxx High Performance Computing Index (the “Index”).